Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000255777 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000255777 | Option
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000255777 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000215105 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000215105 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230670 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000236642 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000223943 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000223943 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223943 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195439 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000195439 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215207 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%